17. EVENTS AFTER REPORTING DATE	12 Months Ended
Jan. 31, 2021
Notes
17. EVENTS AFTER REPORTING DATE	17.EVENTS AFTER REPORTING DATE In February 2021, the Company granted 100,000 options with an exercise period of 5 years at an exercise price of $2.00.